SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Stock By Class	Authorized share capital:

(in thousands of $, except per share amount)	2022	2021
300 million common shares of $0.05 par value	15,000	15,000